Business combination - Hangzbou Pengai (Details) - CNY (¥)			7 Months Ended	12 Months Ended			25 Months Ended
	May 28, 2018	Nov. 29, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Business combination
Proportion of equity interest held (as a percent)		83.00%					79.00%
Cash flows from investing activities
Net outflow of cash and cash equivalents included in cash flows from investing activities				¥ (28,880,000)	¥ (2,978,000)	¥ (29,600,000)
Hangzhou Pengai
Business combination
Percentage of share capital acquired	49.00%
Cash consideration	¥ 6,000,000		¥ 5,000,000		5,000,000
Proportion of equity interest held (as a percent)	100.00%
Total consideration
Fair value of the previously held equity interest at the acquisition date	¥ 6,245,000
Cash consideration	6,000,000		5,000,000		5,000,000
Total purchase consideration	12,245,000
Assets and liabilities recognised as a result of the acquisition
Cash and cash equivalents	2,022,000		2,022,000		2,022,000
Intangible assets	1,175,000
Other receivables	5,006,000
Inventories	188,000
Properties, plant and equipment	6,365,000
Trade payables and other payables	(5,779,000)
Contract liabilities	(936,000)
Deferred income tax liabilities	(283,000)
Net identifiable assets acquired	7,758,000
Add: goodwill (Note 14)	4,487,000
Net assets acquired	12,245,000
Cash flows from investing activities
Cash consideration	(6,000,000)		(5,000,000)		(5,000,000)
Cash and cash equivalents	¥ 2,022,000		2,022,000		2,022,000
Net outflow of cash and cash equivalents included in cash flows from investing activities					(2,978,000)
Consideration payable related to acquisition			1,000,000		1,000,000
Revenue since acquisition			9,613,000
Net profit (loss) since acquisition			¥ 298,000
Pro forma revenue					765,406,000
Pro forma profit/(loss) after tax					¥ (312,224,000)